Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,832,241	¥ 1,762,996
Additions	191,519	213,485
Acquisition of subsidiaries and businesses	1,936
Disposals	(541,125)	(16,075)
Depreciation	(155,388)	(154,415)
Impairment losses	(4,168)	(31,617)	¥ (43,708)
Exchange differences	52,508	81,686
Others	(30,430)	(23,819)
Carrying amount, ending balance	1,347,093	1,832,241	1,762,996
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	3,098,551	2,917,353
Carrying amount, ending balance	2,459,810	3,098,551	2,917,353
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,266,310)	(1,154,357)
Carrying amount, ending balance	(1,112,717)	(1,266,310)	(1,154,357)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	497,277	435,129
Additions	17,976	24,586
Disposals	(527,769)	(4,086)
Depreciation	(17,311)	(18,869)
Exchange differences	29,827	66,397
Others		(5,880)
Carrying amount, ending balance		497,277	435,129
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	710,680	608,839
Carrying amount, ending balance		710,680	608,839
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(213,403)	(173,710)
Carrying amount, ending balance		(213,403)	(173,710)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	477,231	485,999
Additions	193
Acquisition of subsidiaries and businesses	270
Disposals	(3,750)	(3,366)
Impairment losses	(125)	(5,802)
Exchange differences	714	400
Others	763
Carrying amount, ending balance	475,296	477,231	485,999
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	487,450	491,127
Carrying amount, ending balance	484,383	487,450	491,127
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(10,219)	(5,128)
Carrying amount, ending balance	(9,087)	(10,219)	(5,128)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	329,258	353,055
Additions	25,693	18,193
Acquisition of subsidiaries and businesses	93
Disposals	(1,951)	(1,102)
Depreciation	(24,820)	(22,435)
Impairment losses	(3,803)	(25,711)
Exchange differences	2,297	1,174
Others	8,413	6,084
Carrying amount, ending balance	335,180	329,258	353,055
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	816,038	811,107
Carrying amount, ending balance	831,805	816,038	811,107
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(486,780)	(458,052)
Carrying amount, ending balance	(496,625)	(486,780)	(458,052)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	406,997	375,435
Additions	69,738	118,064
Acquisition of subsidiaries and businesses	699
Disposals	(5,494)	(5,217)
Depreciation	(88,874)	(89,324)
Exchange differences	12,407	8,702
Others	2,273	(663)
Carrying amount, ending balance	397,746	406,997	375,435
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	637,335	577,603
Carrying amount, ending balance	663,825	637,335	577,603
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(230,338)	(202,168)
Carrying amount, ending balance	(266,079)	(230,338)	(202,168)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	121,478	113,378
Additions	77,919	52,642
Acquisition of subsidiaries and businesses	874
Disposals	(2,161)	(2,304)
Depreciation	(24,383)	(23,787)
Impairment losses	(240)	(104)
Exchange differences	7,263	5,013
Others	(41,879)	(23,360)
Carrying amount, ending balance	138,871	121,478	113,378
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	447,048	428,677
Carrying amount, ending balance	479,797	447,048	428,677
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(325,570)	(315,299)
Carrying amount, ending balance	¥ (340,926)	¥ (325,570)	¥ (315,299)